NATURE OF THE BUSINESS (Details) $ in Millions					1 Months Ended	12 Months Ended
	Jun. 27, 2025	Jun. 01, 2025	Mar. 13, 2025	Feb. 13, 2025	Jan. 31, 2025	Sep. 30, 2025 USD ($) employee
NATURE OF THE BUSINESS
Reverse stock split of its common stock		0.067	0.02
Exiting of Segment
NATURE OF THE BUSINESS
Reduction of total head counts (in percent)				20.00%
Exiting of Segment | Applied DNA Clinical Labs ("ADCL")
NATURE OF THE BUSINESS
Reduction of total head counts (in percent)	27.00%				72.00%
Number of employees eliminated | employee						16
Workforce reduction percentage						60.00%
Aggregate pre-tax charges related to reduction-in-force | $						$ 1.4
Reduction of payroll costs (in percent)					70.00%